Financial Expenses, Net	6 Months Ended
Jun. 30, 2023
Financial Expenses, Net [Abstract]
FINANCIAL EXPENSES, NET

NOTE 8:- FINANCIAL EXPENSES, NET

	Six months ended June 30,
	2022	2023
	Unaudited

Financial expenses:

Foreign currency transaction loss	$260	$-
Remeasurement of warrants, net	11,105	2,164
Others	13	11

Total financial expenses	11,378	2,175

Financial income:

Foreign currency transaction income	-	220
Interest from deposits	436	1,934

Total financial income	436	2,154

Financial expenses, net	$10,942	$21